Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Net of allowance (in Dollars and Yuan Renminbi)	¥ 5,645,777	$ 773,468	¥ 3,532,016
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.5
Ordinary shares, shares authorized	400,000,000	400,000,000	400,000,000
Ordinary shares, shares issued	66,761,582	66,761,582	66,780,612
Ordinary shares, shares outstanding	66,761,582	66,761,582	66,780,612
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.5
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	34,762,909	34,762,909	34,762,909
Ordinary shares, shares outstanding	34,762,909	34,762,909	34,762,909